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  Retirement Services
[Aetna Letterhead]                               151 Farmington Avenue
                                                 Hartford, CT  06156

                                                 Linda M. Hernandez
      May 1, 1998                                Prospectus Development Unit
                                                 ARS Operations, TS41
                                                 (860) 273-0912
                                                 Fax (860) 273-3004
     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C. 20549
     Attention: Filing Desk

     RE:    Aetna Life Insurance and Annuity Company and its Variable Annuity
             Account B
            Prospectus Title: Aetna Plus - Group Variable Annuity Contracts for
             Healthcare Public Employer Deferred Compensation Plans
            File Nos. 33-88722; 811-2512
            497j


     Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 15, 1998. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

     If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

     Sincerely,

     /s/ Linda M. Hernandez

     Linda M. Hernandez
     Prospectus Development Unit